Loss on impairment of assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Loss on impairment of assets held for sale
Summary of loss on impairment of assets held for sale

	December 31, 2021		December 31, 2020	December 31, 2019
	RMB	US$	RMB	RMB
Loss on impairment of assets held for sale	0	0	37,951	—
	0	0	37,951	—